Denali Structured Return Strategy Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 30.8%
Partnerships
Consumer Lending
HFSA LLC (b)	51,745	3/12/2024	$5,174,500	$5,279,284	14.8%
Legal Finance
EAJF Leveraged Feeder LP (b)	29,500	5/1/2024	2,950,000	2,996,247	8.4
Real Estate Debt
Oak Institutional Credit Solutions (b)	14,750	4/23/2024	1,475,000	1,494,421	4.2
Specialty Finance
Revere Specialty Finance Fund LP (b)	12,000	5/1/2024	1,200,000	1,218,754	3.4
Total Investment in Partnerships			10,799,500	10,988,706	30.8

Total Investment in Private Investment Vehicles				10,988,706	30.8

INVESTMENTS IN CREDIT FACILITIES - 35.6%
Senior Secured Debt
Diversified Alternative Credit
IVY Battery, LLC
4/18/2025 12.25% (a)		4/23/2024	2,200,000	2,217,831	6.2
Specialty Finance
Coromandel LS LLC - Funding Account
3/1/2027 13.34% (SOFR + 8.00%)(a)		4/19/2024	4,300,000	4,342,174	12.2
Trade Receivables Finance
Altriarch SPV 2
12/31/2025 8.00% (a)(f)		4/19/2024	4,600,000	4,664,823	13.1
Total Investment in Senior Secured Debt			11,100,000	11,224,828	31.5

Subordinated Debt
Direct Lending
Chicago Atlantic Manager, LLC		5/28/2024	1,400,000	1,411,217	4.0
5/31/2027 12.75% (a)
Trade Receivables Finance
PFF LLC
3/12/2027 12.00% (a)		3/12/2024	24,500	25,215	0.1
Total Investment in Subordinated Debt			1,424,500	1,436,432	4.1

Total Investment in Credit Facilities				12,661,260	35.6

INVESTMENTS IN LOAN PARTICIPATION - 6.7%
Preferred Equity
Real Estate Debt
Revere Specialty the Hill
7/30/2026 16.00% (a)(e)		6/27/2024	900,000	900,787	2.5
Total Investment in Preferrred Equity			900,000	900,787	2.5

Senior Secured Debt
Real Estate Debt
Revere Specialty Finance NYL
6/20/2025 13.84% (SOFR + 8.50%) (a)(e)		5/8/2024	500,000	509,686	1.4
Trade Receivables Finance
CRWD Specialty Finance LLC
11/30/2024 18.00% (a)		5/17/2024	1,000,000	1,004,380	2.8
Total Investment in Senior Secured Debt			1,500,000	1,514,066	4.2

Total Investment in Loan Participation				2,414,853	6.7

INVESTMENTS IN PUBLIC SECURITIES - 11.2%
Closed-End Funds
Cliffwater Enhanced Lending Fund - Class I	223,916		2,449,000	2,505,623	7.0
Total Investment in Closed-End Funds			2,449,000	2,505,623	7.0

Open-End Funds
Holbrook Structured Income Fund - Class I	152,749		1,500,000	1,500,000	4.2
Total Investment in Open-End Funds			1,500,000	1,500,000	4.2

Total Investment in Public Securities				4,005,623	11.2

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 10.2%
First American Treasury Obligations Fund - Class X, 5.21% (c)			3,641,310	3,641,310	10.2
Total Investment in Money Market Instruments			3,641,310	3,641,310	10.2

INVESTMENTS IN PURCHASED OPTIONS - 3.1%	Contracts	Notional
Call Options
S&P 500 Mini Index
Expiration: 9/30/24; Exercise: $5,470.00 (d)	65	$ 35,493,120	1,092,238	1,092,238	3.1
Total Investment in Purchased Options			1,092,238	1,092,238	3.1

Total Investments - 97.6% (cost $34,406,548)				34,803,990	97.6
Other Assets in Excess of Liabilities - 2.4%				761,597	2.4
TOTAL NET ASSETS - 100.0%				$35,565,587	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
(a) Value was determined using significant unobservable inputs.
(b) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(c) The rate shown is the seven-day yield at period end.
(d) Exchange traded. 100 shares per contract.
(e) The investment was made through a participation.
(f) The security receives profit sharing.

Denali Structured Return Strategy Fund
Schedule of Options Written
June 30, 2024 (Unaudited)
	Contracts	Notional	Premiums received	Value	Percent of Net Assets
OPTIONS WRITTEN - (0.7)%
Call Options
S&P 500 Mini Index
Expiration: 9/30/24; Exercise: $5,740.00 (a)	(65)	$(35,493,120)	$255,228	$(255,228)	(0.7)
Total Options Written			255,228	(255,228)	(0.7)

Percentages are stated as a percent of net assets.

(a) Exchange traded. 100 shares per contract.

	Fair Value Measurements at Reporting Date Using:
	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inupts (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Private Investment Vehicles	$-	$-	$-	$10,988,706	$10,988,706
Credit Facilities	-	-	12,661,260	-	12,661,260
Loan Participation	-	-	2,414,853	-	2,414,853
Closed-End Funds	2,505,623	-	-	-	2,505,623
Open-End Funds	1,500,000	-	-	-	1,500,000
Money Market Instruments	3,641,310	-	-	-	3,641,310
Purchased Options	1,092,238	-	-	-	1,092,238
Total Assets:	$8,739,171	-	$15,076,113	$10,988,706	$34,803,990

Liabilities:
Options Written	$(255,228)	-	-	-	$(255,228)
Total Liabilities:	$(255,228)	-	-	-	$(255,228)

Refer to the Schedule of Investments for classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the fiscal period ended June 30, 2024:

			Credit Facilities	Loan Participation
March 31, 2024			$24,629	$-
Realized gains (losses)			-	-
Change in unrealized gains (losses)			136,631	14,853
Transfers into Level 3			-	-
Transfers out of Level 3			-	-
Purchases			13,900,000	2,400,000
Sales			(1,400,000)	-
June 30, 2024			$12,661,260	$2,414,853
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at June 30, 2024			$136,631	$14,853

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2024:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in Input
Credit Facilities	$12,661,260	Market Approach	Acquisition Cost	N/A	N/A	Increase
Loan Participation	$2,414,853	Market Approach	Acquisition Cost	N/A	N/A	Increase

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of June 30, 2024, the Fund had unfunded loan commitments to credit facilities of $0.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of June 30, 2024:

Investment Name	Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
HFSA LLC	Private LP	$5,279,284	$-	Monthly, except for September, October, November and December	90 days	N/A	5%
EAJF Leveraged Feeder LP	Private LP	2,996,247	-	Quarterly	60 days	3 Years	25%
Oak Institutional Credit Solutions	Private LP	1,494,421	-	Quarterly	90 days	1 Year	N/A
Revere Specialty Finance Fund LP	Private LP	1,218,754	-	Quarterly	60 days	2 Years	N/A
	Total	$10,988,706	$-